Taxation - Deferred tax assets and deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Allowance for doubtful accounts and credit losses and impairment loss of long-term investment	¥ 45,841	¥ 34,154	¥ 3,188
Deductible advertising fees	1,894	1,894	2,842
Net operating loss carry forwards	18,191	14,979	12,886
Accrued expense and other liabilities	1,073
Net operating loss carry forwards acquired in a business combination	1,322	1,763	2,204
Subtotal	68,321	52,790	21,120
Less: valuation allowance	(30,098)	(51,027)	(18,916)	¥ (14,018)
Total deferred tax assets, net	38,223	1,763	2,204
Deferred tax liabilities:
Intangible assets acquired in a business combination	1,322	1,763	2,204
Net deferred tax liabilities	¥ 1,322	¥ 1,763	¥ 2,204